Registration No. 333-198554
File No. 811-22993
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PreEffective Amendment No.	□
PostEffective Amendment No. 6	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 7	☒
Oppenheimer Global Multi-Asset Income Fund
(Exact Name of Registrant as Specified in Charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices) (Zip Code)
(303) 768-3200
(Registrant’s Telephone Number, including Area Code)
Cynthia Lo Bessette, Esq.
OFI Global Asset Management, Inc.
225 Liberty Street, New York, New York 10281-1008
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b)
□ on                                        pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on                                       pursuant to paragraph (a)(1)
□ 75 days after filing pursuant to paragraph (a)(2)
□ on                                       pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
□ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 9th day of March 2018.
Oppenheimer Global Multi-Asset Income Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:
Signatures	Title	Date
Brian F. Wruble* Brian F. Wruble	Chairman of the Board of Trustees	March 9, 2018
Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	March 9, 2018
Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	March 9, 2018
Beth Ann Brown* Beth Ann Brown	Trustee	March 9, 2018
Edmund P. Giambastiani, Jr.* Edmund P. Giambastiani, Jr.	Trustee	March 9, 2018
Elizabeth Krentzman* Elizabeth Krentzman	Trustee	March 9, 2018
Mary F. Miller* Mary F. Miller	Trustee	March 9, 2018
Joel W. Motley* Joel W. Motley	Trustee	March 9, 2018
Joanne Pace* Joanne Pace	Trustee	March 9, 2018
Daniel S. Vandivort* Daniel S. Vandivort	Trustee	March 9, 2018
*By: /s/ Taylor V. Edwards Taylor V. Edwards, Attorney-in-Fact

EXHIBIT INDEX
Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document